Segmented Financial Information - Information By Reportable Segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, net of royalties
Petroleum and natural gas sales	$ 3,382,621	$ 2,889,045
Royalties	(669,792)	(562,964)
Revenue, net of royalties	2,712,829	2,326,081
Expenses
Operating	570,839	422,666
Transportation	89,306	48,561
Blending and other	224,802	189,454
General and administrative	69,789	50,270
Transaction costs	49,045	0
Exploration and evaluation	8,896	30,239
Depletion and depreciation	1,047,904	587,050
Impairment loss (reversal)	833,662	(267,744)
Share-based compensation	16,237	3,159
Financing and interest	192,173	104,817
Financial derivatives (gain) loss	(24,695)	199,010
Foreign exchange (gain) loss	(10,848)	43,441
Loss (gain) on dispositions	141,295	(4,898)
Total expenses	3,229,411	1,435,166
Net (loss) income before income taxes	(516,582)	890,915
Income tax (recovery) expense
Current income tax expense	14,403	3,594
Deferred income tax (recovery) expense	(297,629)	31,716
Income tax (recovery) expense	(283,226)	35,310
Net (loss) income	(233,356)	855,605
Additions to exploration and evaluation assets	0	(6,359)
Additions to oil and gas properties	1,012,787	515,183
Corporate acquisition, net of cash acquired	662,579	0
Property acquisitions	38,914	1,352
Proceeds from dispositions	(160,256)	(25,649)
Operating segments
Expenses
Transaction costs	49,045	0
Operating segments | Canada
Revenue, net of royalties
Petroleum and natural gas sales	1,729,021	1,926,561
Royalties	(213,148)	(277,428)
Revenue, net of royalties	1,515,873	1,649,133
Expenses
Operating	368,605	327,894
Transportation	64,325	48,561
Blending and other	224,802	189,454
General and administrative	0	0
Transaction costs	0	0
Exploration and evaluation	8,896	30,239
Depletion and depreciation	484,232	409,286
Impairment loss (reversal)	184,000	(267,744)
Share-based compensation	0	0
Financing and interest	0	0
Financial derivatives (gain) loss	0	0
Foreign exchange (gain) loss	0	0
Loss (gain) on dispositions	141,295	(4,898)
Other (income) expense	(1,271)	(4,009)
Total expenses	1,474,884	728,783
Net (loss) income before income taxes	40,989	920,350
Income tax (recovery) expense
Net (loss) income	40,989	920,350
Additions to exploration and evaluation assets	0	6,359
Additions to oil and gas properties	463,198	374,443
Corporate acquisition, net of cash acquired	0	0
Property acquisitions	20,023	1,352
Proceeds from dispositions	(160,256)	(25,649)
Operating segments | U.S.
Revenue, net of royalties
Petroleum and natural gas sales	1,653,600	962,484
Royalties	(456,644)	(285,536)
Revenue, net of royalties	1,196,956	676,948
Expenses
Operating	202,234	94,772
Transportation	24,981	0
Blending and other	0	0
General and administrative	0	0
Transaction costs	0	0
Exploration and evaluation	0	0
Depletion and depreciation	555,548	171,747
Impairment loss (reversal)	649,662	0
Share-based compensation	0	0
Financing and interest	0	0
Financial derivatives (gain) loss	0	0
Foreign exchange (gain) loss	0	0
Loss (gain) on dispositions	0	0
Other (income) expense	0	0
Total expenses	1,432,425	266,519
Net (loss) income before income taxes	(235,469)	410,429
Income tax (recovery) expense
Net (loss) income	(235,469)	410,429
Additions to exploration and evaluation assets	0	0
Additions to oil and gas properties	549,589	140,740
Corporate acquisition, net of cash acquired	662,579	0
Property acquisitions	18,891	0
Proceeds from dispositions	0	0
Operating segments | Corporate
Revenue, net of royalties
Petroleum and natural gas sales	0	0
Royalties	0	0
Revenue, net of royalties	0	0
Expenses
Operating	0	0
Transportation	0	0
Blending and other	0	0
General and administrative	69,789	50,270
Exploration and evaluation	0	0
Depletion and depreciation	8,124	6,017
Impairment loss (reversal)	0	0
Share-based compensation	37,699	29,056
Financing and interest	192,173	104,817
Financial derivatives (gain) loss	(24,695)	199,010
Foreign exchange (gain) loss	(10,848)	43,441
Loss (gain) on dispositions	0	0
Other (income) expense	815	7,253
Total expenses	322,102	439,864
Net (loss) income before income taxes	(322,102)	(439,864)
Income tax (recovery) expense
Net (loss) income	(322,102)	(439,864)
Additions to exploration and evaluation assets	0	0
Additions to oil and gas properties	0	0
Corporate acquisition, net of cash acquired	0	0
Property acquisitions	0	0
Proceeds from dispositions	0	0
Operating segments | Consolidated
Revenue, net of royalties
Petroleum and natural gas sales	3,382,621	2,889,045
Royalties	(669,792)	(562,964)
Revenue, net of royalties	2,712,829	2,326,081
Expenses
Operating	570,839	422,666
Transportation	89,306	48,561
Blending and other	224,802	189,454
General and administrative	69,789	50,270
Exploration and evaluation	8,896	30,239
Depletion and depreciation	1,047,904	587,050
Impairment loss (reversal)	833,662	(267,744)
Share-based compensation	37,699	29,056
Financing and interest	192,173	104,817
Financial derivatives (gain) loss	(24,695)	199,010
Foreign exchange (gain) loss	(10,848)	43,441
Loss (gain) on dispositions	141,295	(4,898)
Other (income) expense	(456)	3,244
Total expenses	3,229,411	1,435,166
Net (loss) income before income taxes	(516,582)	890,915
Income tax (recovery) expense
Current income tax expense	14,403	3,594
Deferred income tax (recovery) expense	(297,629)	31,716
Income tax (recovery) expense	(283,226)	35,310
Net (loss) income	(233,356)	855,605
Additions to exploration and evaluation assets	0	6,359
Additions to oil and gas properties	1,012,787	515,183
Corporate acquisition, net of cash acquired	662,579	0
Property acquisitions	38,914	1,352
Proceeds from dispositions	$ (160,256)	$ (25,649)